Drilling units	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Drilling units	Drilling units
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
January 1, 2020	7,048	(647)	6,401
Additions	147	—	147
Depreciation	—	(341)	(341)
Impairment	(4,087)	—	(4,087)
December 31, 2020	3,108	(988)	2,120
Additions	93	—	93
Depreciation	—	(147)	(147)
Impairment (1)	(152)	—	(152)
Disposal (2)	(364)	227	(137)
December 31, 2021 (1)(2)	2,685	(908)	1,777
(1) In June 2021 we recorded an impairment of $152 million (December 31, 2020: $4.1 billion) which was reported within "Loss on impairment of long-lived assets" on our Consolidated Statement of Operations. Please refer to Note 11 – "Loss on impairment of long-lived assets" for further details.
(2) In August, 2021, the lease agreement with SFL for the West Hercules was amended such that the rig was derecognized from drilling units and replaced with a right of use asset within other assets.